Schedule of Other Current Assets (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	$ 274,641	$ 2,137,499	$ 1,948,820
Other deposits	67,894	528,410	320,600
Prepayment	371,856	2,894,114	1,459,205
Total other current assets	$ 714,391	$ 5,560,023	$ 3,728,625